Earning (Loss) Per Share - Schedule of Earning (Loss) Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earning (Loss) Per Share [Abstract]
Weighted average of the number of ordinary shares used to calculate basic earnings per share	6,311,795	5,210,317	3,161,779
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	6,311,795	5,210,317	3,161,779
The loss used in calculation (in $) (in Dollars)	$ (3,064)	$ (2,347)	$ (2,819)